INVENTORIES	12 Months Ended
Jun. 30, 2021
Inventories [abstract]
Inventories
17

INVENTORIES
ACCOUNTING POLICIES
Gold

in process

is stated

at the

lower of

cost

and net

realisable value.

Costs are

assigned to

gold

in process

on a

weighted
average cost basis. Costs comprise all costs incurred to the stage immediately prior to smelting, including costs of extraction and
processing as they are

reliably measurable at that

point. Gold bullion is

stated at the lower

of cost and net

realisable value. Selling
and general administration costs are excluded from inventory valuation.
Consumable stores

are stated

at cost

less allowances

for obsolescence.

Cost of

consumable stores

and stockpile

material is
based on

the weighted

average cost

principle and

includes expenditure

incurred in

acquiring inventories

and bringing

them to
their existing location and condition.
Net realisable value

is the estimated

selling price in

the ordinary course

of business, less

the estimated cost

of completion and
selling expenses.
Amounts in R million 2021 2020
Consumable stores 177.6 165.6
Ore stockpile 52.9 9.0

1
Gold in process (a) 59.6 86.6

1
Finished inventories - Gold Bullion 49.9 62.2
Total inventories 340.0 323.4

1
During 2021, the Group disaggregated “Gold

in process” into “Gold in process” and “Ore

stockpile” respectively to present material items
separately